Taxes on Income (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income (Textual)
Israeli corporate tax rate	23.00%	24.00%	25.00%
Israel Tax Authority [Member]
Taxes on Income (Textual)
Corporate income tax rate, description		The Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2018 and 2017 Budget Years), which reduces the corporate income tax rate to 24% effective from January 1, 2017 and to 23% effective from January 1, 2018.